Note 13 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessor, Operating Leases [Text Block]

Note 13. Leases

We have long-term operating leases for office, industrial and laboratory space in Westminster, California, Oak Ridge, Tennessee, and Alberta, Canada. Payments made under operating leases are charged to the Consolidated Statement of Operations and Comprehensive Loss on a straight-line basis over the term of the operating lease agreement. Short-term leases less than one-year are not included in our analysis. For the years ended December 31, 2025 and 2024, rental expense was $404,000 and $365,000, respectively.  The lease of our Canadian facility is less than one year. None of our leases have additional terms related to the payments or mechanics of the lease. The leases have no additional payment terms such as common area maintenance payments, tax sharing payments or other allocable expenses. Likewise, the leases do not contain other terms and conditions of use, such as variable lease payments, residual value guaranties or other restrictive financial terms. Since there is no explicit interest rate in our leases, management used its incremental borrowing rate, which is estimated to be 18% to determine lease liability.

As of December 31, 2025, our weighted average remaining lease term is five years, and the total remaining operating lease payments is $1,686,000. Payments over the remaining lease terms is as follows:

Year ending	BioLargo Corp / ONM	CLYRA	BLEST	Total
December 31, 2026	$166	$58	$160	$384
December 31, 2027	113	59	163	335
December 31, 2028	—	60	166	226
December 31, 2029	—	61	170	231
December 31, 2030	—	25	173	198
Thereafter	—	—	312	312
Total minimum lease payments	$279	$263	$1,144	$1,686
Less imputed interest	(40)	(79)	(493)	(612)
Total operating lease liabilities	$239	$184	$651	$1,074